Goodwill and Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2014
Components of Intangible Assets Excluding Goodwill

The components of intangible assets excluding goodwill at March 31, 2013 and 2014 were as follows:

	Yen (Millions)
	2013		2014
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Intangible assets subject to amortization:
Software	¥2,306	1,624	¥1,623	852
Customer relationships	2,549	573	1,184	482
Patented technologies	4,995	1,037	—	—
Developed technologies	7,524	1,652	—	—
Other	2,005	473	640	336

	19,379	5,359	3,447	1,670

Intangible assets not subject to amortization:
In-process technologies	1,589	—	1,544	—
Other	224	—	224	—

	1,813	—	1,768	—

Intangible assets:
Balance at end of year	¥21,192	5,359	¥5,215	1,670

Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the years ended March 31, 2013 and 2014 were as follows:

	Yen (Millions)
	2013
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Total
Balance at beginning of year	¥21,911	—	14,585	36,496
Translation adjustments	3,069	—	2,105	5,174

Balance at end of year	24,980	—	16,690	41,670

	Yen (Millions)
	2014
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Total
Balance at beginning of year	¥24,980	—	16,690	41,670
Acquisition of subsidiary	—	—	1,252	1,252
Translation adjustments	2,295	—	1,629	3,924

Balance at end of year	27,275	—	19,571	46,846